Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26 — SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through, except for the disclosures related to subsequent events described below, as to which the date is April 10, 2024, the dates the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Securities Purchase Agreement

On June 3, 2024, Lytus Technologies Holdings PTV. Ltd. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P. (“Mast Hill”) and FirstFire Global Opportunities Fund, LLC (“FirstFire”, and together with Mast Hill, the “Investors”) as purchasers, pursuant to which the Company is issuing the Investors senior secured promissory notes in the aggregate principal amount of up to $3,888,889.00, with an aggregate purchase price of up to $3,500,000.00, common share purchase warrants for the purchase of up to 830,957 shares of Common Stock at an initial price per share of $3.51, and 50,000 shares of Common Stock (the “Commitment Shares”).

Pursuant to the Purchase Agreement, the Company will issue the senior secured promissory notes, common share purchase warrants and Commitment Shares to the Investors in multiple tranches. Under the first tranche, the Company issued each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $1,427,778.00 and $238,888.88, respectively (the “Notes”). In connection with the issuance of the Notes, the Company issued each of Mast Hill and FirstFire a common stock purchase warrant (the “Warrants”) to purchase from the Company 305,080 shares of Common Stock and 51,045 shares of Common Stock, respectively. The Company issued each of Mast Hill and FirstFire 18,357 and 3,071 Commitment Shares, respectively. Under each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire a senior secured promissory note in the principal amount of $951,851.84 and $159,259.26, respectively (the “Tranche Notes”). In connection with the issuance of the Tranche Notes, the Company will issue each of Mast Hill and FirstFire a common stock purchase warrant to purchase from the Company 203,387 shares of Common Stock and 34,029 shares of Common Stock, respectively. In connection with each of the second trance and third tranche, the Company will issue each of Mast Hill and FirstFire 12,238 and 2,048 Commitment Shares, respectively. The closings of the sale of the sale of the Tranche Notes and related warrants are subject to certain closing conditions as set forth in the Purchase Agreement.

Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “RRA”) with the Investors to provide certain registration rights under the Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. The Company agreed to file with the Securities and Exchange Commission an initial Registration Statement covering the maximum number of Registrable Securities, plus the shares underlying the ELOC Warrant (as that term is defined below), within thirty (30) calendar days from the date of the RRA so as to permit the resale the Registrable Securities by the Investors.

Pursuant to the Purchase Agreement, the Company entered into a security agreement (the “Security Agreement”) with the Investors pursuant to which the Company granted to the Investors a security interest in certain property of the Company to secure the prompt payment, performance and discharge in full of all the Company’s obligations under the Notes.

Equity Line of Credit

Concurrent with the execution of the Purchase Agreement, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) and related registration rights agreement (the “ELOC RRA”) with Mast Hill pursuant to which the Company may sell and issue to the investor, and the investor may purchase from the Company, up to $30,000,000 of Company’s common stock, $0.01 par value per share (the “Common Stock”). Under the Equity Purchase Agreement, the Company has the right, but not the obligation, to direct Mast Hill, by its delivery to the Mast Hill of a Put Notice from time to time, to purchase Put Shares (i) in a minimum amount not less than $50,000.00 and (ii) in a maximum amount up to the lesser of (a) $1,000,000.00 or (b) 150% of the Average Daily Trading Value. In connection with the Equity Purchase Agreement, the Company issued Mast Hill a five year common stock purchase warrant for the purchase of 51,195 shares of the Common Stock at an exercise price of $2.93 per share (the “ELOC Warrant”).

On June 30, 2024, Lytus announced launch of its audio OTT platform. Radio Room will offer an array of audio dramas that encompass a variety of genres such as classic literature, crime thrillers, romance, and children’s stories, all tailored for the Indian diaspora worldwide. Radio Room is poised to become a pivotal player in the audio streaming sector, which delivers content directly over the internet to consumers (“over-the-top” or OTT), bypassing traditional distribution.

On July 30, 2024, Lytus has infused approx. $2 million in Sri Sai for expansion of its business and has reduced its total capital outlay requirement to $6 million (earlier $7.5 million). Further, it is in development stage of building OTT platform that will exponentially expand its market reach (worldwide).